Short-Term Borrowings (Details) - Loan Agreement [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Bellevue Capital Management Europe AG [Member]
Short-Term Borrowings [Line Items]
Outstanding balance	$ 860,000	$ 600,000
Interest rate	3.00%	3.00%
Maturity date, description	March 2025	March 2025
Individual One [Member]
Short-Term Borrowings [Line Items]
Outstanding balance	$ 1,034,657	$ 50,000
Interest rate	0.00%	7.00%
Maturity date, description	mature various dates in 2025	December 2025
Dukseong Co.,Ltd [Member]
Short-Term Borrowings [Line Items]
Outstanding balance	$ 800,000
Interest rate	7.00%
Maturity date, description	July 2025
BGLSI [Member]
Short-Term Borrowings [Line Items]
Outstanding balance	$ 1,628,000
Interest rate	0.00%
Maturity date, description	July 2025
Individual Counterparty [Member]
Short-Term Borrowings [Line Items]
Outstanding balance	$ 135,000	$ 408,163
Interest rate	0.00%	0.00%
Maturity date, description	mature various dates in 2025	mature various dates in 2025
Bellevue Capital Management Europe AG One [Member]
Short-Term Borrowings [Line Items]
Outstanding balance		$ 260,000
Interest rate		3.00%
Maturity date, description		July 2025
Bellevue Life Sciences Acquisition Corp. [Member]
Short-Term Borrowings [Line Items]
Outstanding balance		$ 300,000
Interest rate		3.96%
Maturity date, description		October 2025